Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories	Inventories
Inventories consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Raw materials	24,181	40,718
Work-in-process	2,529	7,012
Finished goods	5,155	14,611
Total	31,865	62,341

The Group recorded inventory write-down of US$1,502, US$925 and US$1,340 for the years ended December 31, 2023, 2024 and 2025, respectively.